Provisions and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies

Note 22. Provisions and contingencies

	2022	2021
Provisions and contingencies
Balance as of January 1	$501	$1,829
Effect of changes in foreign exchange rates	9	(209)
Provisions made	43	—
Provisions used	(415)	(1,119)
Balance as of December 31	$138	$501

Provisions

The Group recognizes provisions for contingencies that are probable of requiring an outflow of resources due to adverse effects. The Group recognized the estimated probable losses against the company for labor, administrative and ligation, which are calculated based on the best estimate of the disbursement required to cancel the obligation at the date of preparation of the Consolidated Financial Statements. Such contingencies are disclosed with possible adverse effects for the entity, as follows:

Legal provisions

Softcaps legal proceedings – The total balance of $76 (2021: $459) is comprised of labor, administrative, and civil litigation. As of December 31, 2021, the balance also included $347 (2020: $368) for tax litigation.

The remaining balance of $62 (2021: $42) is for labor litigation in the following entities: Procaps, S.A., Unimed del Perú, and Rymco Medical.

Tax provisions

Transfer pricing Procaps, S.A. – The Procaps, S.A. and CI Procaps companies used to recognize provisions for the impact of transfer pricing in an amount of 2020: $354 However, as of December 31, 2021, those provisions were reversed under the risk analysis carried out by the Group’s external advisors.

Contingencies

Procaps SA de CV legal proceedings - The General Tax Directorate of El Salvador (DGII), determined that the company failed to declare taxable and presumed income from revenue obtained and loans made to non-domiciled companies in 2018, the proposed tax charge and sanction amounts to $1,087. Also, the DGII determined that the company incurred in the infraction of non-intentional evasion due to the incorrect filing of the “VAT” declarations for 2019. The proposed tax charge and penalty amounts to $348.

However, the Group’s external advisor indicates that it is not probable for this claim to proceed, therefore, there is no provision for the effect of this contingency.